Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
January 31, 2024
ISC-NPRT1-0324
1.813082.119
Common Stocks - 93.0%
	Shares	Value ($)
Australia - 3.2%
EBOS Group Ltd.	618,595	14,166,020
Flight Centre Travel Group Ltd.	941,931	13,013,614
GUD Holdings Ltd.	2,849,195	22,615,770
Imdex Ltd.	12,986,983	14,329,012
Inghams Group Ltd.	12,245,540	34,266,697
Nanosonics Ltd. (a)	4,720,837	9,059,258
National Storage REIT unit	8,738,696	13,105,546
Servcorp Ltd. (b)	7,066,585	15,176,518
SomnoMed Ltd. (a)	4,173,818	1,344,582
TOTAL AUSTRALIA		137,077,017
Austria - 2.4%
EuroTeleSites AG	2,176,099	9,054,084
Mayr-Melnhof Karton AG	213,662	28,262,714
Strabag SE	286,157	13,405,982
Telekom Austria AG	2,710,122	23,606,360
Wienerberger AG	849,000	28,883,350
TOTAL AUSTRIA		103,212,490
Belgium - 0.9%
Econocom Group SA	4,581,895	11,685,903
Fagron NV	1,596,583	28,762,872
TOTAL BELGIUM		40,448,775
Brazil - 2.3%
Afya Ltd. (a)	1,210,983	23,759,486
Atacadao SA	10,279,500	21,598,901
Hypera SA	5,135,400	32,889,198
YDUQS Participacoes SA	5,099,500	19,844,655
TOTAL BRAZIL		98,092,240
Canada - 5.0%
CCL Industries, Inc. Class B	397,800	17,025,112
Computer Modelling Group Ltd.	3,090,663	23,700,945
ECN Capital Corp.	5,364,300	10,972,386
Genesis Land Development Corp. (b)	4,034,999	7,082,895
Lassonde Industries, Inc. Class A (sub. vtg.)	293,899	31,367,152
McCoy Global, Inc.	1,327,470	1,984,614
North West Co., Inc.	1,103,419	31,917,859
Open Text Corp.	701,196	30,578,394
Parkland Corp.	685,500	23,393,016
Quebecor, Inc. Class A	519,901	13,399,211
Richelieu Hardware Ltd.	303,400	9,798,526
Total Energy Services, Inc.	667,546	4,677,216
VerticalScope Holdings, Inc. (a)	677,619	2,268,054
Western Forest Products, Inc. (b)(c)	17,341,175	8,770,872
TOTAL CANADA		216,936,252
China - 2.8%
Best Pacific International Holdings Ltd.	22,158,900	3,051,752
Chervon Holdings Ltd.	3,345,000	6,799,507
Far East Horizon Ltd.	24,099,000	17,667,298
Horizon Construction Development Ltd.	1	0
Impro Precision Industries Ltd. (d)	22,065,300	7,053,943
Precision Tsugami China Corp. Ltd.	9,821,453	11,589,841
Qingdao Port International Co. Ltd. (H Shares) (d)	34,475,000	19,295,217
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,773,466	15,418,065
Sinopharm Group Co. Ltd. (H Shares)	6,564,000	17,259,940
Weifu High-Technology Group Co. Ltd. (B Shares)	7,210,386	8,610,427
Xingda International Holdings Ltd.	66,427,353	13,154,546
TOTAL CHINA		119,900,536
Denmark - 0.5%
Spar Nord Bank A/S	1,194,575	20,349,626
Finland - 1.2%
Huhtamaki Oyj	841,800	33,086,999
Tokmanni Group Corp.	1,023,456	17,564,056
TOTAL FINLAND		50,651,055
France - 2.2%
Altarea SCA (c)	139,644	12,223,975
Antin Infrastructure Partners SA	373,955	6,894,512
ARGAN SA	242,896	21,577,311
Elior SA (a)(d)	3,065,815	8,905,952
Lectra	361,754	12,803,532
Thermador Groupe SA	358,730	33,301,670
TOTAL FRANCE		95,706,952
Germany - 4.3%
DWS Group GmbH & Co. KGaA (d)	238,600	9,793,334
JOST Werke AG (d)	437,020	21,134,866
NORMA Group AG	623,692	10,184,502
Rheinmetall AG	166,725	58,522,369
Stabilus Se	322,000	22,636,450
Takkt AG	1,280,578	18,710,607
Talanx AG	632,867	44,490,256
TOTAL GERMANY		185,472,384
Greece - 0.9%
Mytilineos SA	978,216	40,172,005
Hong Kong - 1.8%
ASMPT Ltd.	2,691,000	25,969,174
China Metal Recycling (Holdings) Ltd. (a)(e)	436,800	1
HKT Trust/HKT Ltd. unit	13,770,000	16,541,364
Magnificent Hotel Investment Ltd. (a)	316,412,000	2,810,411
Pico Far East Holdings Ltd.	61,300,071	11,851,527
Sino Land Ltd.	11,082,375	11,576,253
WH Group Ltd. (d)	19,230,500	11,345,903
TOTAL HONG KONG		80,094,633
Hungary - 0.9%
Richter Gedeon PLC	1,497,000	40,410,935
India - 2.3%
Embassy Office Parks (REIT)	5,069,400	21,925,584
IndusInd Bank Ltd.	956,800	17,655,993
Mahanagar Gas Ltd.	1,575,600	28,107,379
Shriram Transport Finance Co. Ltd.	1,092,652	32,464,183
TOTAL INDIA		100,153,139
Indonesia - 0.4%
PT Selamat Sempurna Tbk	147,354,400	18,711,954
Ireland - 1.7%
AerCap Holdings NV (a)	300,772	23,027,104
Dalata Hotel Group PLC	4,579,272	23,779,076
Irish Residential Properties REIT PLC	15,386,543	19,222,242
Mincon Group PLC (b)	13,529,844	9,504,107
TOTAL IRELAND		75,532,529
Italy - 2.1%
Banca Generali SpA	577,794	22,104,538
BFF Bank SpA (d)	2,405,056	26,043,423
MARR SpA	25,200	307,195
MARR SpA	960,627	11,710,327
Recordati SpA	552,011	30,603,440
TOTAL ITALY		90,768,923
Japan - 18.3%
Amano Corp.	980,150	22,587,193
Arcland Sakamoto Co. Ltd.	2,098,534	24,031,423
As One Corp.	330,000	12,458,055
ASKUL Corp.	1,561,100	21,100,852
Capcom Co. Ltd.	616,500	23,512,560
Central Automotive Products Ltd.	437,100	14,426,936
DaikyoNishikawa Corp.	1,344,310	6,727,233
Dexerials Corp.	713,200	20,553,345
Dip Corp.	587,900	10,040,279
Funai Soken Holdings, Inc.	1,128,800	19,654,212
GMO Internet, Inc.	1,142,200	20,585,167
Hokuhoku Financial Group, Inc.	1,100,000	11,653,463
Inaba Denki Sangyo Co. Ltd.	1,225,400	29,279,459
Isuzu Motors Ltd.	1,623,900	22,158,029
Justsystems Corp.	510,200	10,660,076
Kamigumi Co. Ltd.	1,341,300	30,857,670
Kansai Electric Power Co., Inc.	1,995,800	27,226,976
Kyoto Financial Group, Inc.	1,170,400	19,451,429
Maruwa Ceramic Co. Ltd.	127,000	25,410,907
Meitec Group Holdings, Inc.	958,100	18,954,412
Minebea Mitsumi, Inc.	1,087,200	22,472,653
Mitani Shoji Co. Ltd.	1,094,900	14,633,959
Nishimoto Co. Ltd.	366,100	15,427,222
NOF Corp.	709,900	32,061,754
NSD Co. Ltd.	1,364,400	25,604,270
PALTAC Corp.	867,700	26,417,500
Park24 Co. Ltd. (a)	767,700	10,031,375
Persol Holdings Co. Ltd.	11,078,000	17,610,826
Prestige International, Inc.	3,233,500	13,277,272
Relo Group, Inc.	1,325,000	13,299,999
Renesas Electronics Corp. (a)	2,739,700	44,951,865
Roland Corp.	726,500	24,137,141
S Foods, Inc.	1,137,623	25,581,600
San-Ai Obbli Co. Ltd.	1,799,200	20,286,939
Ship Healthcare Holdings, Inc.	1,804,200	27,382,092
Sumco Corp.	1,248,900	18,933,858
TIS, Inc.	679,300	15,108,885
TKC Corp.	301,500	7,809,701
Tsuruha Holdings, Inc.	374,200	29,612,197
TOTAL JAPAN		795,970,784
Korea (South) - 1.4%
Hyundai Marine & Fire Insurance Co. Ltd.	546,046	13,868,692
Soulbrain Co. Ltd.	138,300	27,886,966
Vitzrocell Co. Ltd. (b)	1,372,541	18,005,723
TOTAL KOREA (SOUTH)		59,761,381
Mexico - 4.3%
Bolsa Mexicana de Valores S.A.B. de CV	10,333,882	20,936,145
GCC S.A.B. de CV	2,930,800	33,846,853
Genomma Lab Internacional SA de CV	16,940,461	13,897,645
Gruma S.A.B. de CV Series B	2,343,577	43,871,859
Grupo Comercial Chedraui S.A.B. de CV	5,180,600	35,017,924
Qualitas Controladora S.A.B. de CV	3,757,335	41,517,007
TOTAL MEXICO		189,087,433
Netherlands - 1.1%
Acomo NV	874,603	16,597,422
Arcadis NV	427,150	23,519,590
Van Lanschot Kempen NV (Bearer)	283,041	8,549,413
TOTAL NETHERLANDS		48,666,425
Norway - 1.6%
Europris ASA (d)	4,507,200	33,834,267
Selvaag Bolig ASA	2,186,000	6,557,636
Sparebanken Midt-Norge	2,232,500	30,439,564
TOTAL NORWAY		70,831,467
Peru - 0.4%
Intercorp Financial Services, Inc.	683,100	16,018,695
Philippines - 1.3%
Century Pacific Food, Inc.	59,549,800	34,563,945
Robinsons Land Corp.	78,319,100	22,236,157
TOTAL PHILIPPINES		56,800,102
Romania - 0.6%
Banca Transilvania SA	4,760,605	25,705,613
Singapore - 1.5%
Boustead Singapore Ltd.	13,666,712	8,849,061
HRnetgroup Ltd.	30,633,200	16,235,792
Mapletree Industrial (REIT)	14,230,731	25,919,234
The Hour Glass Ltd.	12,996,880	14,704,543
TOTAL SINGAPORE		65,708,630
Spain - 3.6%
Cie Automotive SA	894,600	23,686,458
Compania de Distribucion Integral Logista Holdings SA	1,436,843	40,745,373
Grupo Catalana Occidente SA	734,462	26,312,252
Indra Sistemas SA	1,988,564	35,394,707
Prosegur Compania de Seguridad SA (Reg.) (c)	7,021,325	13,309,257
Viscofan Envolturas Celulosicas SA	281,104	16,465,369
TOTAL SPAIN		155,913,416
Sweden - 1.5%
Alligo AB (B Shares)	866,597	11,025,397
Granges AB	2,087,476	20,741,066
Haypp Group (a)	1,154,900	6,436,673
HEXPOL AB (B Shares)	1,917,623	22,038,573
Nordnet AB	403,600	6,372,029
TOTAL SWEDEN		66,613,738
Switzerland - 0.4%
Anhui Heli Co. Ltd. (UBS AG London Branch Bank Warrant Programme) ELS Class A warrants 12/8/25 (a)(d)	8,014,256	19,498,916
Taiwan - 3.4%
International Games Systems Co. Ltd.	2,037,000	53,901,437
Lumax International Corp. Ltd.	4,537,292	13,062,084
Sporton International, Inc.	1,966,977	14,565,982
Test Research, Inc.	7,892,000	17,533,886
Tripod Technology Corp.	4,536,000	27,090,946
Yageo Corp.	845,578	14,876,055
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,010,031
TOTAL TAIWAN		147,040,421
Thailand - 0.4%
Star Petroleum Refining PCL (For. Reg.)	70,104,800	16,516,020
United Kingdom - 15.5%
Alliance Pharma PLC (c)	18,418,366	8,764,769
Ashtead Technology Holdings PLC (b)	7,272,000	60,824,314
B&M European Value Retail SA	4,868,200	31,994,871
Bodycote PLC	1,978,451	15,983,980
Cranswick PLC	462,318	23,576,439
DCC PLC (United Kingdom)	441,000	32,169,093
Direct Line Insurance Group PLC (a)	8,828,600	18,953,293
Grainger Trust PLC	7,065,757	23,568,070
Harbour Energy PLC	4,698,894	16,602,285
Hiscox Ltd.	2,606,848	34,325,012
Indivior PLC (a)	884,583	15,548,714
Informa PLC	3,032,933	29,880,426
J.D. Wetherspoon PLC (a)	2,015,900	21,459,901
Jet2 PLC	1,762,100	29,834,341
John Wood Group PLC (a)	12,397,900	24,746,178
Lancashire Holdings Ltd.	2,186,395	16,818,868
LSL Property Services PLC	4,204,235	14,119,272
Luxfer Holdings PLC sponsored	1,079,659	8,885,594
Mears Group PLC (b)	7,524,814	32,709,155
On The Beach Group PLC (a)(d)	6,731,236	12,727,499
Pets At Home Group PLC	2,886,400	10,249,533
Premier Foods PLC	17,432,434	31,415,000
Rathbone Brothers PLC	889,200	18,683,723
RS GROUP PLC	2,394,553	23,839,951
Sabre Insurance Group PLC (d)	9,562,200	18,686,228
Savills PLC	2,085,527	26,773,472
Tate & Lyle PLC	3,509,643	27,709,611
Vistry Group PLC	1,828,098	23,283,324
WH Smith PLC	1,218,200	18,695,719
TOTAL UNITED KINGDOM		672,828,635
United States of America - 2.8%
Adient PLC (a)	485,600	16,855,176
Adtalem Global Education, Inc. (a)	581,600	29,359,168
Antero Resources Corp. (a)	966,200	21,584,908
RHI Magnesita NV	938,797	40,022,768
WestRock Co.	315,500	12,702,030
TOTAL UNITED STATES OF AMERICA		120,524,050
TOTAL COMMON STOCKS (Cost $3,561,412,461)		4,041,177,171

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	97,012,219	97,031,622
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	7,867,050	7,867,837
TOTAL MONEY MARKET FUNDS (Cost $104,899,459)		104,899,459

TOTAL INVESTMENT IN SECURITIES - 95.4% (Cost $3,666,311,920)	4,146,076,630
NET OTHER ASSETS (LIABILITIES) - 4.6%	198,795,212
NET ASSETS - 100.0%	4,344,871,842

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,319,548 or 4.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	93,381,597	166,315,835	162,665,810	954,673	-	-	97,031,622	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	31,092,349	189,209,353	212,433,865	36,919	-	-	7,867,837	0.0%
Total	124,473,946	355,525,188	375,099,675	991,592	-	-	104,899,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	42,426,011	-	-	-	-	18,398,303	60,824,314
Genesis Land Development Corp.	7,126,596	2,059	-	212,336	-	(45,760)	7,082,895
Mears Group PLC	23,189,551	1,546,175	883,999	-	(706,930)	9,564,358	32,709,155
Mincon Group PLC	8,303,238	-	-	154,089	-	1,200,869	9,504,107
Servcorp Ltd.	13,569,097	-	-	-	-	1,607,421	15,176,518
SomnoMed Ltd.	1,718,117	-	380,075	-	(1,988,709)	1,995,249	-
Ten Entertainment Group PLC	21,267,175	-	-	-	17,753,663	(7,913,930)	-
Vitzrocell Co. Ltd.	17,271,915	-	-	221,517	-	733,808	18,005,723
Western Forest Products, Inc.	9,003,531	-	-	-	-	(232,659)	8,770,872
Total	143,875,231	1,548,234	1,264,074	587,942	15,058,024	25,307,659	152,073,584

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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